Inflation Managed Portfolio Investment Objectives and Goals - Inflation Managed Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Inflation Managed Portfolio (formerly Inflation Protection Portfolio) – Summary
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Portfolio is to pursue total return using a strategy that seeks to protect against U.S. inflation.